Client Name:
Client Project Name:	GSMBS 2026-R1
Start - End Dates:	1/11/2021 - 9/26/2022
Deal Loan Count:	3

Rating Agency ATR QM Data Fields

Loans in Report:	3

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
8FAB2762-4EE7-4DC1-98F4-397016AFF6AE	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	11961.15	XXXXXX	XXX	Employed	Unemployed	Permanent Resident Alien	Permanent Resident Alien	(No Data)	No	0
7B06817D-5395-4FA8-8C7F-2FFF4D617098	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	2340	XXXXXX	XXX	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0
6C900FAE-BE0B-4FD4-9DFD-ED0F6866FED5	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	6500	XXXXXX	XXX	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0

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